INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Concentrate	$ 1,094	$ 2,179
Ore stockpile	913	715
Materials and supplies	2,818	2,396
Silver bullion	3	4
Total Inventories	$ 4,828	$ 5,294